Revenue	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue	Revenue
i.Revenue streams

	For six months ended June 30
	2025	2024
(in $ millions)	$	$
Deliveries	854	707
Mobility	577	493
Financial services	159	115
Others	2	2
	1,592	1,317
Mobility revenue also includes rental income from the leasing of motor vehicles to driver-partners of $92 million (2024: $81 million), who typically use the vehicles to offer services through the Grab platform.
ii.Geographic information

	2025	2024
(in $ millions)	$	$
Singapore	345	274
Malaysia	478	376
Indonesia	338	313
Philippines	152	121
Thailand	138	119
Vietnam	125	107
Rest of Southeast Asia	16	7
	1,592	1,317
iii.Major Customers
Considering our service offerings to a wide range of customers across multiple geographic locations, no significant portion of our revenue recognized can be attributed to a particular customer or group of customers.